INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes	$ 81,763,649	$ 45,993,737	$ 2,031,785
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ (20,440,912)	$ (11,498,434)	$ (507,946)
Effect of income tax rate difference in other jurisdictions	2,527,278	23,195	(1,118,844)
Effect of preferential tax rates	3,226,674	1,306,561	999,270
Remeasurement of deferred taxes for tax rate change			(1,269,155)
Super deduction of research and development expense	5,544,966	5,509,308	4,725,220
Nondeductible expenses	(10,651,228)	(1,998,354)	(4,142,647)
Non-taxable income	1,758,388	194,107	35,616
Changes in valuation allowance	(3,976,849)	(7,185,112)	(6,334,151)
Excess tax benefits from share-based compensation	1,601,962	662,419	1,146,536
Remeasurement of share-based compensation tax attributes (Note)			2,177,436	$ (2,200,000)
Income tax expense	$ (20,409,721)	$ (12,986,310)	$ (4,288,665)